STOCKHOLDERS' EQUITY (Schedule of Warrants Outstanding) (Details)						3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2012 Warrants One [Member]	Jun. 30, 2012 Warrants One [Member]	Sep. 30, 2012 Warrants One [Member] Maximum [Member]	Jun. 30, 2012 Warrants One [Member] Maximum [Member]	Sep. 30, 2012 Warrants One [Member] Minimum [Member]	Jun. 30, 2012 Warrants One [Member] Minimum [Member]	Sep. 30, 2012 Warrants Two [Member]	Jun. 30, 2012 Warrants Two [Member]	Sep. 30, 2012 Warrants Two [Member] Maximum [Member]	Jun. 30, 2012 Warrants Two [Member] Maximum [Member]	Sep. 30, 2012 Warrants Two [Member] Minimum [Member]	Jun. 30, 2012 Warrants Two [Member] Minimum [Member]	Sep. 30, 2012 Warrants Three [Member]	Jun. 30, 2012 Warrants Three [Member]	Sep. 30, 2012 Warrants Three [Member] Maximum [Member]	Jun. 30, 2012 Warrants Three [Member] Maximum [Member]	Sep. 30, 2012 Warrants Three [Member] Minimum [Member]	Jun. 30, 2012 Warrants Three [Member] Minimum [Member]	Sep. 30, 2012 Warrants Four [Member]	Jun. 30, 2012 Warrants Four [Member]	Sep. 30, 2012 Warrants Four [Member] Maximum [Member]	Jun. 30, 2012 Warrants Four [Member] Maximum [Member]	Sep. 30, 2012 Warrants Four [Member] Minimum [Member]	Jun. 30, 2012 Warrants Four [Member] Minimum [Member]	Sep. 30, 2012 Warrants Five [Member]	Jun. 30, 2012 Warrants Five [Member]	Sep. 30, 2012 Warrants Six [Member]	Jun. 30, 2012 Warrants Six [Member]	Sep. 30, 2012 Warrants Six [Member] Maximum [Member]	Jun. 30, 2012 Warrants Six [Member] Maximum [Member]	Sep. 30, 2012 Warrants Six [Member] Minimum [Member]	Jun. 30, 2012 Warrants Six [Member] Minimum [Member]	Sep. 30, 2012 Warrants Seven [Member]	Jun. 30, 2012 Warrants Seven [Member]	Sep. 30, 2012 Warrants Eight [Member]	Jun. 30, 2012 Warrants Eight [Member]	Sep. 30, 2012 Warrants Nine [Member]	Jun. 30, 2012 Warrants Nine [Member]	Sep. 30, 2012 Warrants Ten [Member]	Jun. 30, 2012 Warrants Ten [Member]	Sep. 30, 2012 Warrants Eleven [Member]	Jun. 30, 2012 Warrants Eleven [Member]	Sep. 30, 2012 Warrants Twelve [Member]	Jun. 30, 2012 Warrants Twelve [Member]	Sep. 30, 2012 Warrants Thirteen [Member]	Jun. 30, 2012 Warrants Thirteen [Member]	Sep. 30, 2012 Warrants Fourteen [Member]	Sep. 30, 2012 Warrants Fifteen [Member]
Class of Warrant or Right [Line Items]
Warrants - Issuance Date						November 10, 2009 - December 23, 2009	November 10, 2009 - December 23, 2009					November 10, 2009 - December 23, 2009	November 10, 2009 - December 23, 2009					June 9, 2010 - September 13, 2010	June 9, 2010 - September 13, 2010					June 9, 2010 - July 13, 2010	June 9, 2010 - July 13, 2010					November 8-15, 2010	November 8-15, 2010	December 9, 2010 - February 23, 2011	December 9, 2010 - March 24, 2011					April 7, 2011 - May 19, 2011	24-Mar-11	April 7, 2011 - May 19, 2011	7-Apr-11	April 7, 2011 - May 19, 2011	7-Apr-11	May 2, 2011	2-May-11	May 2, 2011	2-May-11	June 27, 2011	27-Jun-11	September 14, 2011	14-Sep-11	August 17, 2012	August 17, 2012
Warrant Exercise Price	0.23	0.37	0.25	0.35	0.66	0.26	0.31					0.38	0.48					0.26	0.32					0.17	0.2					0.05	0.05	0.15	0.15					0.35	0.45	0.29	0.37	0.22	0.26	0.034	0.43	0.29	0.36	0.29	0.37	0.2	0.4	0.2	0.15
Warrants - Outstanding number of shares	160,395,482	89,284,712	89,284,712	54,200,565	18,493,150	7,198,584	7,162,305					7,269,374	7,211,339					11,768,935	9,575,516					607,325	527,891					1,400,000	1,400,000	4,890,418	4,806,878					5,416,953	4,256,827	11,960,049	11,960,050	1,913,606	1,913,606	1,500,000	1,500,000	75,000	75,000	800,000	800,000	38,095,300	38,095,300	62,499,938	5,000,000
Warrants - Remaining life								2 years 5 months 23 days	2 years 6 months	2 years 1 month 10 days	2 years 4 months 24 days			2 years 6 months	2 years 6 months	2 years 4 months 24 days	2 years 4 months 24 days			2 years 14 days	3 years 2 months 12 days	2 years 11 months 8 days	2 years 10 months 24 days			3 years 2 months 16 days	3 years	2 years 11 months 8 days	2 years 10 months 24 days	3 years 4 months 10 days				3 years 7 months 24 days	3 years 7 months 6 days	3 years 5 months 8 days	3 years 4 months 24 days	3 years 8 months 12 days	3 years 8 months 12 days	1 year 10 months 24 days	1 year 10 months 24 days	1 year 10 months 24 days	1 year 10 months 24 days	3 years 10 months 2 days	3 years 9 months 18 days	3 years 10 months 2 days	3 years 9 months 18 days	1 year 9 months 7 days	1 year 9 months 18 days	2 years 2 months 16 days	2 years 2 months 12 days	2 years 10 months 17 days	1 year 10 months 17 days
Warrants - Exercisable number of shares	160,395,482					7,198,584	7,162,305					7,269,374	7,211,339					1,768,935	9,575,516					607,325	527,891					1,400,000	1,400,000	4,890,418	4,806,878					5,416,953	4,256,827	11,960,049	11,960,050	1,913,606	1,913,606	1,500,000	1,500,000	75,000	75,000	800,000	800,000	38,095,300	38,095,300	62,499,938	5,000,000